Correction of Errors and Restatement - Consolidated Statement of Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest and fees on loans	$ 13,901	$ 11,842	$ 39,270	$ 33,515	$ 45,411	$ 39,455
Total interest income	14,276	12,244	40,417	34,615	46,907	40,210
Net interest income	11,690	10,155	33,153	28,522	38,579	33,480
Net interest income after provision for loan losses	11,204	9,551	31,693	26,718	36,104	31,863
SBA loan servicing fees	529	207	1,701	1,378	1,794	1,831
Mortgage referral fees	160	158	524	531	634	751
Gains on sales of loans, net	1,369	1,392	3,884	4,710	5,684	4,437
Noninterest income	2,567	2,093	7,458	7,722	9,638	8,342
Salaries and employee benefits	6,623	5,271	19,524	17,774	23,338	21,094
Occupancy and equipment expenses	1,279	1,239	3,736	3,742	5,123	4,736
Professional services	624	410	1,249	1,159	1,845	1,745
Data processing and network	302	317	936	899	1,266	1,518
Regulatory assessments and insurance	266	221	787	689	924	742
Advertising	83	147	300	431	551	303
Marketing	115	118	354	399	579	634
Telephone expense	120	109	332	325	409	606
Other operating expenses	599	511	1,872	1,754	2,410	2,802
Total noninterest expense	10,281	8,539	29,788	27,943	37,402	34,881
Income before income tax expense	3,490	3,105	9,363	6,497	8,340	5,324
Income tax expense	719	1,103	1,898	2,267	3,587	1,609
Net income	$ 2,771	$ 2,002	$ 7,465	$ 4,230	$ 4,753	$ 3,715
Basic earnings per common share	$ 0.28	$ 0.28	$ 0.86	$ 0.58	$ 0.65	$ 0.51
Diluted earnings per common share	$ 0.27	$ 0.26	$ 0.82	$ 0.56	$ 0.63	$ 0.50
Before restatement
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest and fees on loans						$ 39,187
Total interest income						39,942
Net interest income						33,212
Net interest income after provision for loan losses						31,595
SBA loan servicing fees						1,950
Gains on sales of loans, net						6,437
Noninterest income						9,710
Salaries and employee benefits						21,876
Occupancy and equipment expenses						4,801
Professional services						1,721
Data processing and network						1,399
Regulatory assessments and insurance						717
Marketing						624
Telephone expense						583
Other operating expenses						3,058
Total noninterest expense						35,480
Income before income tax expense						5,825
Income tax expense						1,856
Net income						$ 3,969
Basic earnings per common share						$ 0.55
Diluted earnings per common share						$ 0.54
Restatement
Schedule Of Condensed Consolidating Statement Of Operation [Line Items]
Interest and fees on loans						$ 268
Total interest income						268
Net interest income						268
Net interest income after provision for loan losses						268
SBA loan servicing fees						(119)
Mortgage referral fees						751
Gains on sales of loans, net						(2,000)
Noninterest income						(1,368)
Salaries and employee benefits						(782)
Occupancy and equipment expenses						(65)
Professional services						24
Data processing and network						119
Regulatory assessments and insurance						25
Advertising						303
Marketing						10
Telephone expense						23
Other operating expenses						(256)
Total noninterest expense						(599)
Income before income tax expense						(501)
Income tax expense						(247)
Net income						$ (254)
Basic earnings per common share						$ (0.04)
Diluted earnings per common share						$ (0.04)